Equity method investments (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Method Investments [Abstract]
Equity method investments	$ 50		$ 50		$ 56	$ 61
Income from equity method investments	$ 4	$ 4	$ 5	$ 7	$ 13	13	$ 13
Quality Concrete Inc [Member]
Equity Method Investments [Abstract]
Ownership percentage					47.00%
Equity method investments					$ 20	22
Income from equity method investments					$ 3	2	2
Nelson Aggregate Co Partnership [Member]
Equity Method Investments [Abstract]
Ownership percentage					50.00%
Equity method investments					$ 17	19
Income from equity method investments					6	6	6
Others [Member]
Equity Method Investments [Abstract]
Equity method investments					19	20
Income from equity method investments					$ 4	$ 5	$ 5